Schedule of investments
Delaware Ivy Accumulative Fund	March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.94%♦
Communication Services — 8.54%
Alphabet Class A †	244,575	$ 36,913,705
Alphabet Class C †	39,294	5,982,904
Electronic Arts	89,548	11,880,333
		54,776,942
Consumer Discretionary — 11.51%
Amazon.com †	202,312	36,493,039
Booking Holdings	1,862	6,755,113
Ferrari	28,513	12,429,957
Home Depot	9,660	3,705,576
LVMH Moet Hennessy Louis Vuitton ADR	64,400	11,658,332
NIKE Class B	29,247	2,748,633
		73,790,650
Consumer Staples — 2.43%
Coca-Cola	254,520	15,571,534
		15,571,534
Financials — 11.26%
Intercontinental Exchange	137,879	18,948,711
Mastercard Class A	14,620	7,040,553
S&P Global	34,759	14,788,217
Visa Class A	112,700	31,452,316
		72,229,797
Healthcare — 11.81%
Cooper	94,813	9,619,727
Danaher	71,218	17,784,559
Intuitive Surgical †	27,952	11,155,364
UnitedHealth Group	48,905	24,193,303
Veeva Systems Class A †	32,495	7,528,766
Zoetis	32,408	5,483,758
		75,765,477
Industrials — 8.57%
Broadridge Financial Solutions	52,720	10,800,219
Equifax	55,902	14,954,903
JB Hunt Transport Services	31,674	6,311,044
TransUnion	36,221	2,890,436
Verisk Analytics	21,471	5,061,359
Waste Connections	87,087	14,979,835
		54,997,796
NQ- IATX [0324] 0524 (3566359)    1

Schedule of investments
Delaware Ivy Accumulative Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 42.26%
Adobe †	10,777	$ 5,438,074
Apple	212,210	36,389,771
Autodesk †	35,978	9,369,391
Intuit	33,556	21,811,400
Microsoft	194,910	82,002,535
Motorola Solutions	65,101	23,109,553
NVIDIA	57,471	51,928,497
Salesforce	54,364	16,373,349
Taiwan Semiconductor Manufacturing ADR	30,153	4,102,316
VeriSign †	108,144	20,494,369
		271,019,255
Real Estate — 3.56%
CoStar Group †	236,114	22,808,613
		22,808,613
Total Common Stocks (cost $465,960,412)		640,960,064

Short-Term Investments — 0.23%
Money Market Mutual Funds — 0.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	374,827	374,827
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	374,828	374,828
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	374,828	374,828
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	374,828	374,828
Total Short-Term Investments (cost $1,499,311)		1,499,311
Total Value of Securities—100.17% (cost $467,459,723)		642,459,375

Liabilities Net of Receivables and Other Assets—(0.17%)		(1,118,422)
Net Assets Applicable to 106,951,639 Shares Outstanding—100.00%		$641,340,953
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ- IATX [0324] 0524 (3566359)

(Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IATX [0324] 0524 (3566359)    3